Income(Loss) Per Share Data (Tables)	3 Months Ended
Mar. 31, 2011
Schedule Of Earnings Per Share Basic By Common Class [Abstract]
Schedule Of Earnings Per Share Basic By Common Class [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	193	134
E Ordinary shares undistributed income	1	-
Total undistributed income	194	134

Ordinary shares distributed income	43	35
E Ordinary shares distributed income	-	-
Total distributed income	43	35

Numerator - Net income

Attributable to Ordinary shares	236	169
Attributable to E Ordinary shares	1	-
Total attributable to AngloGold Ashanti	237	169

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,272,542	362,295,477
Fully vested options(1)	1,587,017	1,186,849
Weighted average number of ordinary shares	382,859,559	363,482,326

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	834,453	733,901
Dilutive potential of convertible bonds(2)	-	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	383,694,012	364,216,227
Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,782,784	3,734,382

(1) Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income per common share for the three months ended March 31, 2011 and 2010 did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2) Issuable upon the exercise of convertible bonds	33,524,615	15,384,615